Note D - Investments In Real Estate Loans (Detail) - Geographic Location of Investments in Real Estate Loans (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ 30,713,000	[1]	$ (8,569,000)	$ 58,024,000		$ 60,276,000
Portfolio Percentage				100.00%			100.00%		100.00%
Balance	(322,000)	(3,244,000)	(5,759,000)	30,713,000	[1]	(8,569,000)	58,024,000		60,276,000
Arizona [Member]
Balance					[1]		16,108,000	[1]
Portfolio Percentage							27.76%
Balance					[1]		16,108,000	[1]
California [Member]
Balance				7,334,000	[1]		8,564,000	[1]
Portfolio Percentage				23.88%			14.76%
Balance				7,334,000	[1]		8,564,000	[1]
Colorado [Member]
Balance					[1]		895,000	[1]
Portfolio Percentage							1.54%
Balance					[1]		895,000	[1]
Michigan [Member]
Balance				2,160,000	[1]			[1]
Portfolio Percentage				7.03%
Balance				2,160,000	[1]			[1]
Nevada [Member]
Balance				17,845,000	[1]		21,114,000	[1]
Portfolio Percentage				58.10%			36.39%
Balance				17,845,000	[1]		21,114,000	[1]
Ohio [Member]
Balance				322,000	[1]		323,000	[1]
Portfolio Percentage				1.05%			0.56%
Balance				322,000	[1]		323,000	[1]
Oregon [Member]
Balance					[1]		46,000	[1]
Portfolio Percentage							0.08%
Balance					[1]		46,000	[1]
Texas [Member]
Balance				1,151,000	[1]		10,974,000	[1]
Portfolio Percentage				3.75%			18.91%
Balance				1,151,000	[1]		10,974,000	[1]
Utah [Member] | Report Total [Member]
Balance				30,713,000	[1]		58,024,000	[1]
Portfolio Percentage				100.00%			100.00%
Balance				30,713,000	[1]		58,024,000	[1]
Utah [Member]
Balance				1,901,000	[1]			[1]
Portfolio Percentage				6.19%
Balance				1,901,000	[1]			[1]
Report Total [Member]
Balance				30,713,000	[1]		58,024,000	[1]
Portfolio Percentage				100.00%			100.00%
Balance				$ 30,713,000	[1]		$ 58,024,000	[1]

[1]	Please see Balance Sheet Reconciliation below.